Submission	Apr. 16, 2026
Submission [Line Items]
Central Index Key	0002078570
Registrant Name	AMATUHI HOLDINGS, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES